Financial risk management (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-Hedge Commodity Foreign Forward Contracts [Member] | Convertible Debenture [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on commodity contracts	$ 1.7	$ (0.2)
Non-Hedge Commodity Foreign Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell		1,600,000
Non-Hedge Commodity Foreign Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell		3,300,000
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	4.7	$ 2.8
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 0.5	$ 0.3
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis spread over U.S. LIBOR	7.00%